Putnam Investments
                                             One Post Office Square
                                             Boston, MA 02109
                                             February 3, 2000


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Asia Pacific Growth Fund (Reg. No. 33-37528) (811-6202) (the "Fund") Post-Effective Amendment No. 10 to Registration
     Statement on Form N-1A

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 10 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on January 28, 2000.

     Comments or questions concerning this certificate may be directed to Jill Grossberg at 1-800-225-2465, ext. 11913.

                                     Very truly yours,

                                     Putnam Asia Pacific Growth Fund

                                     /s/ Gordon H. Silver
                                    By: ----------------------------
                                        Gordon H. Silver
                                        Vice President


cc:  Greg Pusch, Esq.